Stock Options & Deferred Stock Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of remaining share-based compensation

Year	Amount
Remainder of 2025	$144,982
2026	532,777
2027	532,238
2028	530,250
2029	309,312
Total	$2,049,559

Year	Amount
2025	$148,329
2026	2,527
2027	1,988
Total	$152,844